                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt   New York, New York   May 13, 2009
------------------------   ------------------   --------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]   NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                2
Form 13F Information Table Entry Total:          91
Form 13F Information Table Value Total:  $  495,482
                                        (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

5/8/2009                                                          (SEC USE ONLY)

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

Page 1 of 3                                                       March 31, 2009

          Item 1:               Item 2:   Item 3:   Item 4:     Item 5:           Item 6             Item 7         Item 8:
------------------------------ -------- ---------- -------- ------------- ------------------------ ---------- ----------------------
                                                                            Investment Discretion
                                                                          ------------------------                   Voting
                                                     Fair                          (b)                          Authority (Shares)
                                                    Market    Shares of           Shared    (c)     Managers  ---------------------
                               Title of   CUSIP     Value     Principal    (a) -As Defined Shared- See Instr.     (a)     (b)   (c)
       Name of Issuer            class    Number   (x$1000)     Amount    Sole in Instr. V  Other      V         Sole    Shared None
------------------------------ -------- ---------- -------- ------------- ---- ----------- ------- ---------- ---------- ------ ----
A D C TELECOMMUNICATN INC         COM    000886309    6,714  1,529,600 SH           X                  01      1,529,600
ABSOLUTE SOFTWARE CORPORATION     COM    00386B109    4,608  1,612,600 SH           X                  02      1,612,600
ACCELRYS INC                      COM    00430U103    5,970  1,500,012 SH           X                  02      1,500,012
ADVANCED ANALOGIC TECH            COM    00752j108    2,250    625,100 SH           X                  02        625,100
AGILYSYS INC                      COM    00847J105    1,378    320,500 SH           X                  02        320,500
ALSIUS CORP DEL                   COM    021211206        2     43,600 SH           X                  02         43,600
ALTERA CORP                       COM    021441100    8,199    467,200 SH           X                  01        467,200
AMICAS INC                        COM    001712108    2,668  1,314,375 SH           X                  02      1,314,375
APPLIED MICRO CIRCUITS            COM    03822W406    6,498  1,337,050 SH           X                  01      1,337,050
ASPEN TECHNOLOGY INC              COM    045327103    3,021    432,300 SH           X                  01        432,300
ATMEL CORP                        COM    049513104    9,501  2,617,600 SH           X                  01      2,617,600
BALLANTYNE OF OMAHA INCORPORAT    COM    058516105      787    364,800 SH           X                  02        364,800
BLUECOAT SYSTEMS                  COM    09534T508    4,318    359,600 SH           X                  02        359,600
BMC SOFTWARE INC                  COM    055921100   33,920  1,027,900 SH           X                  01      1,027,900
BORLAND SOFTWARE                  COM    099849101    4,873 10,595,000 SH           X                01, 02    10,595,000
BROOKS AUTOMATION INC             COM    114340102    2,076    450,500 SH           X                  02        450,500
BSQUARE CORP                      COM    11776U102    1,798    998,900 SH           X                  02        998,900
CADENCE DESIGN SYS INC            COM    127387108   10,096  2,404,000 SH           X                  01      2,404,000
CALIFORNIA MICRO DEVICES CORP     COM    130439102    1,649    679,000 SH           X                  02        679,000
CALLIDUS SOFTWARE                 COM    13123E500    7,345  2,532,883 SH           X                01, 02    2,532,883
CAVIUM NETWORKS INC               COM    14965A101    1,154    100,000 SH           X                  02        100,000
CEPHALON INC                      COM    156708109   10,167    149,300 SH           X                  01        149,300
COGENT INC                        COM    19239Y108    7,893    663,300 SH           X                  02        663,300
COMSCORE INC                      COM    205640010    2,538    210,000 SH           X                  02        210,000
COMVERGE INC                      COM    205859101    9,071  1,305,278 SH           X                  02      1,305,278
COMVERSE TECHNOLOGY INC           COM    205862402    7,930  1,381,700 SH           X                  01      1,381,700
COREL CORP                        COM    21869X103    1,145    640,000 SH           X                  02        640,000
DEXCOM INC                        COM    252131107    6,505  1,571,300 SH           X                  02      1,571,300
DIGITAL RIV INC                   COM    25388B104   16,469    552,300 SH           X                  01        552,300
DOUBLE-TAKE SOFTWARE, INC.        COM    258598101      901    133,300 SH           X                  02        133,300
ECLIPSYS CORP                     COM   2278856109    3,802    375,000 SH           X                  02        375,000
EHealth Inc                       COM    28238P109    2,742    171,300 SH           X                  02        171,300
ELOYALTY CORP                     COM    290151307    4,933  1,072,489 SH           X                01, 02    1,072,489
COLUMN TOTAL                                        192,921

5/8/2009                                                          (SEC USE ONLY)

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

Page 2 of 3                                                       March 31, 2009

          Item 1:               Item 2:   Item 3:   Item 4:     Item 5:           Item 6             Item 7         Item 8:
------------------------------ -------- ---------- -------- ------------- ------------------------ ---------- ----------------------
                                                                            Investment Discretion
                                                                          ------------------------                   Voting
                                                     Fair                          (b)                          Authority (Shares)
                                                    Market    Shares of           Shared    (c)     Managers  ---------------------
                               Title of   CUSIP     Value     Principal    (a) -As Defined Shared- See Instr.     (a)     (b)   (c)
       Name of Issuer            class    Number   (x$1000)     Amount    Sole in Instr. V  Other      V         Sole    Shared None
------------------------------ -------- ---------- -------- ------------- ---- ----------- ------- ---------- ---------- ------ ----
EMULEX                            COM    292475209    2,514    499,900 SH           X                  01        499,900
GUIDANCE SOFTWARE INC.            COM    401692108    3,747    918,600 SH           X                  02        918,600
HUTCHINSON TECHNOLOGY             COM    448407106    1,404    540,000 SH           X                  02        540,000
IKANOS COMMUNICATIONS             COM    45173E105    1,869  1,335,000 SH           X                  02      1,335,000
INFORMATICA CORP                  COM    45666Q102    1,645    124,100 SH   X                                    124,100
INTEGRATED DEVICE TECH            COM    458118106    3,698    812,900 SH           X                  01        812,900
INTER-NAP NETWORK                 COM    45885A300    3,299  1,226,600 SH           X                  02      1,226,600
INTERNATIONAL RECTIFIER CORP      COM    460254105   10,735    794,600 SH           X                  01        794,600
KEYNOTE SYS INC                   COM    493308100    8,255  1,041,000 SH           X                  02      1,041,000
KINETIC CONCEPTS                  COM    49460w208    4,371    207,000 SH           X                  01        207,000
LATTICE SEMICONDUCTOR             COM    518415104    7,402  5,364,200 SH           X                  02      5,364,200
LAWSON SOFTWARE INC               COM    52078P102    6,968  1,639,700 SH           X                  01      1,639,700
LIQUIDITY SERVICES INC.           COM    53635B107    4,619    660,900 SH           X                  02        660,900
LIVEPERSON INC                    COM    538146101    4,819  2,123,200 SH           X                  02      2,123,200
LOOKSMART LTD                     COM    543442503      889    872,240 SH           X                  02        872,240
MAGMA DESIGN AUTOMATION INC       COM    559181102    2,704  3,606,100 SH           X                  02      3,606,100
MAXIM INTERGRATED                 COM    57772K101   13,496  1,021,700 SH           X                  01      1,021,700
MICREL INC                        COM    594793101    1,654    235,000 SH           X                  02        235,000
MICROCHIP TECHNOLOGY              COM    595017104    8,984    424,000 SH           X                  01        424,000
MICROS Systems Inc                COM    594901100      586     31,300 SH   X                                     31,300
MICROTUNE INC DEL                 COM    59514P109    2,146  1,179,400 SH           X                  02      1,179,400
MONOGRAM BIOSCIENCES INC          COM    60975U207    1,566    616,666 SH           X                  02        616,666
MSC.SOFTWARE                      COM    553531104   12,314  2,183,400 SH           X                01, 02    2,183,400
McAFEE INC                        COM    579064106   15,349    458,200 SH           X                  01        458,200
NETEZZA CORP                      COM    64111N101    4,874    714,740 SH           X                  01        714,740
NOVELL INC                        COM    670006105   21,730  5,101,100 SH           X                  01      5,101,100
OMNITURE INC                      COM    68212S109      371     28,200 SH   X                                     28,200
OPENWAVE SYS INC                  COM    683718308   11,458 11,812,600 SH           X                01, 02   11,812,600
OPNET TECHNOLOGIES                COM    683757108   10,671  1,230,900 SH           X                  02      1,230,900
PARAMETRIC TECH CORP              COM    699173209    3,661    366,900 SH           X                  01        366,900
PHASE FORWARD INC                 COM    71721R406    6,395    500,000 SH           X                  02        500,000
PLATO Learning INC                COM    72764Y100    4,242  2,383,500 SH           X                  02      2,383,500
COLUMN TOTAL                                        188,435

5/8/2009                                                          (SEC USE ONLY)

                                    FORM 13F
                NAME OF REORTING MANAGER SQUARED TECHNOLOGY, LLC

Page 3 of 3                                                       March 31, 2009


          Item 1:               Item 2:   Item 3:   Item 4:     Item 5:           Item 6             Item 7         Item 8:
------------------------------ -------- ---------- -------- ------------- ------------------------ ---------- ----------------------
                                                                            Investment Discretion
                                                                          ------------------------                   Voting
                                                     Fair                          (b)                          Authority (Shares)
                                                    Market    Shares of           Shared    (c)     Managers  ---------------------
                               Title of   CUSIP     Value     Principal    (a) -As Defined Shared- See Instr.     (a)     (b)   (c)
     Name of Issuer              class    Number   (x$1000)     Amount    Sole in Instr. V  Other      V         Sole    Shared None
------------------------------ -------- ---------- -------- ------------- ---- ----------- ------- ---------- ---------- ------ ----
QUEST SOFTWARE INC                COM    74834T103    8,056    635,343 SH           X                  01        635,343
RACKSPACE HOSTING INC             COM    750086100   14,328  1,912,971 SH           X                  02      1,912,971
RADVISION INC                     COM    M81869105    2,217    443,900 SH           X                  02        443,900
RADWARE, LTD                      COM    IL0010834    2,706    465,000 SH           X                  02        465,000
RF MICRODEVICES INC               COM    749941100    2,461  1,850,600 SH           X                  01      1,850,600
RIGHTNOW TECHNOLOGIES INC         COM    76657R106    4,155    548,900 SH           X                  02        548,900
RIVERSTONE NETWORKS               COM    769320995        0  8,160,250 SH           X                01, 02    8,160,250
SALARY.COM                        COM    794006106      555    397,100 SH           X                  02        397,100
SAPIENT CORP                      COM    803062108    1,518    339,700 SH   X                                    339,700
SHIRE PLC                         ADR    82481R106    2,695     75,000 SH           X                  01         75,000
SONIC SOLUTIONS                   COM    835460106      912    760,600 SH           X                  02        760,600
TELLABS INC                       COM    879664100    4,273    933,000 SH           X                  01        933,000
THQ INC                           COM    872443403    3,323  1,093,200 SH           X                  01      1,093,200
TNS INC                           COM    872960109    3,310    404,700 SH           X                  02        404,700
TRX INC                           COM    898452107      630  2,173,700 SH           X                  02      2,173,700
TTI TEAM TELECOMA,CPFDTTI LTD     COM    M88258104      527    909,091 SH           X                  02        909,091
ULTICOM                           COM    903844108    4,425    885,100 SH           X                  02        885,100
VALEANT PHARMACEUTICALS INTL      COM    91911X104   13,991    786,500 SH           X                  01        786,500
VALUECLICK INC                    COM    92046N102   12,967  1,523,800 SH           X                  01      1,523,800
VIRAGE LOGIC CORP                 COM    92763R104    3,962  1,179,200 SH           X                  02      1,179,200
VISHAY INTERTECHNOLOGY            COM    928298108    3,665  1,053,300 SH           X                  01      1,053,300
WEB.COM GROUP INC                 COM    94733A104    5,047  1,520,378 SH           X                  02      1,520,378
WEBMEDIABRANDS INC                COM    94770W100    1,492  3,739,800 SH           X                  02      3,739,800
WESTERN DIGITAL CORP              COM    958102105    8,058    416,700 SH           X                  01        416,700
WIND RIVER SYSTEMS INC COM        COM    973149107      519     81,200 SH   X                                     81,200
XILINX INC                        COM    983919101    8,334    435,000 SH           X                  01        435,000
COLUMN TOTAL                                        114,126

GRAND TOTAL                                         495,482